Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Total

Common stock	271,095,936	—	271,095,936
Registered Investment Co Funds	2,561,045	—	2,561,045
Short-Term Investments	—	557,626,935	557,626,935
Self-directed brokerage acct:
Common Stock	630,347,100	—	630,347,100
Registered investment co.	2,122,583,774	—	2,122,583,774
Money market	273,026,195	—	273,026,195
Rights/warrants	98,064	—	98,064
Corporate bonds/other	—	10,779,070	10,779,070
Short-Term investments	—	35,598,358	35,598,358
US Government securities	—	27,013,205	27,013,205
	3,299,712,114	631,017,568	3,930,729,682

Investments measured at net asset value:
Common/collective funds			8,422,252,047
Total assets at fair value			12,352,981,729

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Total

Common stock	283,354,047	—	283,354,047
Registered Investment Co Funds	5,776,318	—	5,776,318
Short-Term Investments	—	546,068,377	546,068,377
Self-directed brokerage acct:
Common Stock	530,491,268	—	530,491,268
Registered investment co.	1,831,295,606	—	1,831,295,606
Money market	259,487,778	—	259,487,778
Rights/warrants	152,636	—	152,636
Corporate bonds/other	—	9,837,515	9,837,515
Short-Term investments	—	46,209,422	46,209,422
US Government securities	—	24,934,442	24,934,442
	2,910,557,652	627,049,756	3,537,607,408

Investments measured at net asset value:
Common/collective funds			7,883,697,168
Total assets at fair value			11,421,304,575